Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Revenue From Contract With Customer Line Item
Amortization of incremental costs of obtaining contracts	$ 1,173	$ 39	$ 1,941	$ 0
Telecommunications Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 35,634
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $20,336 million, $11,971 million and $3,327 million in 2020, 2021 and 2022, respectively.	The Company expects to recognize such revenue of $20,336 million, $11,971 million and $3,327 million in 2020, 2021 and 2022, respectively.
Telecommunications Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 20,336
Telecommunications Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	11,971
Telecommunications Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	3,327
Project Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 23,159
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $14,183 million, $5,373 million and $3,603 million in 2020, 2021 and 2022, respectively	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $14,183 million, $5,373 million and $3,603 million in 2020, 2021 and 2022, respectively
Project Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 14,183
Project Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	5,373
Project Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 3,603